Average Annual Total Returns		12 Months Ended	60 Months Ended	82 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA U.S. All Capital Securities Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.77%	2.41%	4.35%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.38%	3.73%	5.66%
Preferred Securities and Income SMA Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.22%	4.49%	6.40%
Performance Inception Date	Mar. 01, 2019
Preferred Securities and Income SMA Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	2.65%	4.42%
Preferred Securities and Income SMA Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.97%	2.89%	4.46%